Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable
Loans Receivable

3.	Loans Receivable

The components of loans receivable at December 31 are as follows:

	2011	2010
Residential mortgages	$88,534,353	$90,033,471
Home equity loans	44,979,503	42,121,588
Consumer loans	34,340,467	35,879,455
Commercial real estate	82,269,122	77,850,512
Commercial loans	37,695,416	40,964,882
	287,818,861	286,849,908
Allowance for loan losses	(2,899,525)	(4,276,449)
Net loans	$284,919,336	$282,573,459

At December 31, 2011 and 2010 loans to officers and directors were approximately $9.2 million and $8.8 million respectively. During 2011 and 2010, $5.4 million and $3.9 million of new loans were made to officers and directors respectively. Net pay downs and repayments in aggregate on loans to officers and directors were approximately $5.1 million and $2.3 million during 2011 and 2010 respectively. Effect of changes in the composition of related parties was approximately $160,000 and $4,000 during 2011 and 2010 respectively.

At December 31, 2011 and 2010, Federal Home Loan Bank advances are collateralized by residential mortgages in the amount of $63,641,363 and $61,837,055, respectively pledged under a blanket collateral agreement.

The following table represents the activity in the allowance for loan losses by portfolio segment:

	Commercial	Commercial	Consumer	Home	Residential
	Loans	Real Estate	Loans	Equity	Mortgages	Total
December 31, 2011
Balance at beginning of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Loans charged off	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Balance at end of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

	Commercial	Commercial	Consumer	Home	Residential
	Loans	Real Estate	Loans	Equity	Mortgages	Total
December 31, 2010
Balance at beginning of year	$1,259,155	$635,184	$430,560	$190,991	$384,697	$2,900,587
Loans charged off	(57,307)	—	(249,310)	(143,020)	(159,064)	(608,701)
Recoveries	135,990	6,609	190,515	1,449	—	334,563
Provision for loan losses	1,329,989	(66,013)	(34,426)	215,205	205,245	1,650,000
Balance at end of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449

Activity in the allowance for loan losses was as follows:

2009
Balance at beginning of year	$2,624,283
Loans charged off	(693,336)
Recoveries	209,640
Provision for loan losses	760,000
Balance at end of year	$2,900,587

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$661,098	$—	$661,098	$—	$—	$—
Collectively evaluated for impairment	2,238,427	534,995	648,713	326,123	264,513	464,083
Total ending allowance balance	$2,899,525	$534,995	$1,309,811	$326,123	$264,513	$464,083
Loans:
Individually evaluated for impairment	$836,098	$—	$836,098	$—	$—	$—
Collectively evaluated for impairment	286,982,763	37,695,416	81,433,024	34,340,467	44,979,503	88,534,353
Total ending loan balance	$287,818,861	$37,695,416	$82,269,122	$34,340,467	$44,979,503	$88,534,353

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2010	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$2,141,135	$2,042,914	$98,221	$—	$—	$—
Collectively evaluated for impairment	2,135,314	624,913	477,559	337,339	264,625	430,878
Total ending allowance balance	$4,276,449	$2,667,827	$575,780	$337,339	$264,625	$430,878
Loans:
Individually evaluated for impairment	$3,425,676	$2,042,914	$1,382,762	$—	$—	$—
Collectively evaluated for impairment	283,424,232	38,921,968	76,467,750	35,879,455	42,121,588	90,033,471
Total ending loan balance	$286,849,908	$40,964,882	$77,850,512	$35,879,455	$42,121,588	$90,033,471

The following table presents information related to loans individually evaluated for impairment by segment of loans as of December 31, 2011 and 2010:

December 31, 2011
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial real estate	$—	$—	$—	$—	$—
Commercial loans	-	-	-	-	-
Consumer loans	-	-	-	-	-
Home equity	-	-	-	-	-
Residential mortgages	-	-	-	-	-
With an allowance recorded:	—	—	—	—	—
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Commercial loans	—	—	—	1,074,271	9
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

December 31, 2010
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial real estate	$—	$—	$—	$—	$—
Commercial loans	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial real estate	1,382,762	1,382,762	98,221	1,382,762	—
Commercial loans	2,042,914	2,042,914	2,042,914	2,144,366	35
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$3,425,676	$3,425,676	$2,141,135	$3,527,128	$35

The following table presents information for impaired loans as of December 31:
2009
Impaired loans	$2,158,500
Allocated allowance for loan losses	$569,978
Average of impaired loans during the year	$1,060,019
Cash-basis interest income recognized	$106,862

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class as of December 31, 2011 and December 31, 2010:

	December 31, 2011		December 31, 2010
		Loans Past Due		Loans Past Due
		Over 90 days		Over 90 days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing

Commercial real estate	$836,098	$—	$1,555,411	$—
Commercial loans	68,942	—	2,174,444	—
Consumer loans	—	—	—	—
Home equity	150,000	—	—	—
Residential mortgages	381,647	—	247,167	—
Total	$1,436,687	$—	$3,977,022	$—

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 by class of loans:

2011		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial real estate	$82,269,122	$—	$—	$836,098	$836,098	$81,433,024
Commercial loans	37,695,416	35,521	—	—	35,521	37,659,895
Consumer loans	34,340,467	108,739	—	—	108,739	34,231,728
Home equity	44,979,503	—	—	150,000	150,000	44,829,503
Residential mortgages	88,534,353	5,466	332,461	195,535	533,462	88,000,891
Total	$287,818,861	$149,726	$332,461	$1,181,633	$1,663,820	$286,155,041

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

2010		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
Commercial real estate	$77,850,512	$98,915	$1,521,430	$90,206	$1,710,551	$76,139,961
Commercial loans	40,964,882	10,978	275,022	52,636	338,636	40,626,246
Consumer loans	35,879,455	89,897	—	—	89,897	35,789,558
Home equity	42,121,588	5,411	—	—	5,411	42,116,177
Residential mortgages	90,033,471	—	95,275	247,167	342,442	89,691,029
Total	$286,849,908	$205,201	$1,891,727	$390,009	$2,486,937	$284,362,971

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogenous loans, such as commercial and commercial real estate with an outstanding relationship greater than $250,000. Homogenous loans are reviewed when appropriate given foreclosures, bankruptcies or relationships that include non-homogenous loans. For homogenous loan pools, such as residential mortgages, home equity and consumer loans, the Company uses the payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on at least a monthly basis by the Company’s personnel and on a quarterly basis with respect to determining the adequacy of the allowance for loan losses. This analysis is performed on at least an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncovered, these potential weaknesses may result in deterioration of the repayment prospects for the loan or the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debts. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $250,000 or are included in groups of homogenous loans. Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loans is as follows:

	Not		Special
December 31, 2011	Rated	Pass	Mention	Substandard	Doubtful
Commercial real estate	$13,520,575	$66,173,233	$1,037,753	$670,599	$866,962
Commercial loans	15,320,492	22,088,715	130,803	58,276	97,130
Total	$28,841,067	$88,261,948	$1,168,556	$728,875	$964,092

a	Not		Special
December 31, 2010	Rated	Pass	Mention	Substandard	Doubtful
Commercial real estate	$17,049,640	$59,250,451	$—	$1,550,421	$—
Commercial loans	13,097,245	24,858,057	435,870	339,527	2,234,183
Total	$30,146,885	$84,108,508	$435,870	$1,889,948	$2,234,183